Share Capital - Rollforward of Stock Options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Number of Stock Options Outstanding, beginning of period (in shares) | shares	4,641,763	5,061,417
Number of Stock Options Issued (in shares) | shares	316,910	489,295
Number of Stock Options Exercised (in shares) | shares	(725,121)	(908,949)
Number of Stock Options Cancelled (in shares) | shares	(31,163)
Number of Stock Options Outstanding, end of period (in shares) | shares	4,202,389	4,641,763
Weighted Average Exercise Price, Outstanding, beginning of period (in usd per share) | $ / shares	$ 7.91	$ 6.23
Weighted Average Exercise Price, Issued (in usd per share) | $ / shares	15.66	15.38
Weighted Average Exercise Price, Exercised (in usd per share) | $ / shares	4.64	3.13
Weighted Average Exercise Price, Cancelled (in usd per share) | $ / shares	15.78
Weighted Average Exercise Price, Outstanding, end of period (in usd per share) | $ / shares	$ 8.98	$ 7.91